Segment information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment information
42.
Segment information
a)
General information

The Group engages mainly in the assembly and testing of semiconductors, memory modules and general investments. In accordance with IFRS 8, “Operating Segments”, the Group’s segments include Testing, Assembly, LCDD, Bumping and others as the five reportable segments.

b)
Measurement of segment information

The Group’s reportable segments are strategic business units which provide different products and services. The accounting policies adopted by the operating segments are the same as the accounting policies described in Note 4.

c)
Information about segment profit or loss

The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	Year ended December 31, 2021
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,899,600	7,963,714	8,211,099	5,325,622	—	—	27,400,035
Inter-segment	—	—	—	—	43,808	(43,808)	—
Total revenue	5,899,600	7,963,714	8,211,099	5,325,622	43,808	(43,808)	27,400,035
Operating profit (loss)	1,814,021	857,304	2,336,394	561,642	(6,987)	15	5,562,389
Depreciation expenses	(921,999)	(576,138)	(2,579,150)	(549,020)	(7,805)	—	(4,634,112)
Share of profit of associates	—	—	—	—	1,211,177	(585,444)	625,733
Interest income	—	—	—	—	9,980	—	9,980
Interest expense	—	—	—	—	(120,998)	—	(120,998)
Purchase of property, plant and equipment	1,841,359	1,553,475	2,748,697	408,751	420	—	6,552,702

	Year ended December 31, 2022
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	5,243,997	6,705,898	7,288,642	4,278,527	—	—	23,517,064
Inter-segment	—	—	—	—	50,600	(50,600)	—
Total revenue	5,243,997	6,705,898	7,288,642	4,278,527	50,600	(50,600)	23,517,064
Operating profit (loss)	1,253,477	(93,585)	1,795,741	268,159	(6,821)	(292)	3,216,679
Depreciation expenses	(1,042,455)	(694,835)	(2,505,297)	(500,863)	(8,452)	—	(4,751,902)
Share of profit of associates	—	—	—	—	884,555	(430,840)	453,715
Interest income	—	—	—	—	57,199	—	57,199
Interest expense	—	—	—	—	(142,439)	—	(142,439)
Purchase of property, plant and equipment	1,086,682	957,790	2,677,489	196,521	—	—	4,918,482

	Year ended December 31, 2023
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,394,726	4,629,430	7,821,640	4,510,432	—	—	21,356,228
Inter-segment	—	—	—	—	59,481	(59,481)	—
Total revenue	4,394,726	4,629,430	7,821,640	4,510,432	59,481	(59,481)	21,356,228
Operating profit (loss)	514,707	(1,180,481)	2,058,285	522,386	(6,194)	(251)	1,908,452
Depreciation expenses	(1,065,689)	(722,462)	(2,547,253)	(435,709)	(8,220)	—	(4,779,333)
Share of profit of associates	—	—	—	—	420,393	(200,502)	219,891
Interest income	—	—	—	—	193,189	—	193,189
Interest expense	—	—	—	—	(265,957)	—	(265,957)
Purchase of property, plant and equipment	749,158	568,289	1,756,590	152,908	1,526	—	3,228,471

d)
Reconciliation for segment income (loss)

Revenue from external customers and segment income (loss) reported to the chief operating decision maker are measured using the same method as for revenue and operating profit in the financial statements. Thus, no reconciliation is needed.

e)
Information on products and services

	Year ended December 31,
	2021		2022		2023
	NT$000%		NT$000%		NT$000%
Testing	5,899,600	22	5,243,997	22	4,394,726	20
Assembly	7,963,714	29	6,705,898	29	4,629,430	22
LCDD	8,211,099	30	7,288,642	31	7,821,640	37
Bumping	5,325,622	19	4,278,527	18	4,510,432	21
	27,400,035	100	23,517,064	100	21,356,228	100

f)
Geographical information

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Revenue
ROC	21,608,567	18,671,142	17,287,574
Japan	1,768,460	1,989,805	1,176,163
PRC	1,899,362	1,970,943	1,729,908
Singapore	1,630,733	390,488	676,088
Others	492,913	494,686	486,495
	27,400,035	23,517,064	21,356,228

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Non-current assets
ROC	21,677,980	20,360,166
PRC	2,291	1,279
Others	576	6,122
	21,680,847	20,367,567

g)
Major customer information

The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended December 31,
	2021		2022		2023
	NT$000%		NT$000%		NT$000%
Customers
Customer A	5,681,277	21	4,705,064	20	5,251,529	25
Customer B	2,484,611	9	1,868,583	8	2,834,188	13
Customer M	2,832,088	10	2,278,645	10	1,320,905	6